VAN KAMPEN GOVERNMENT SECURITIES FUND

Supplement dated December 1, 2008
to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated January 31, 2008,
as previously supplemented on November 20, 2008 and
September 26, 2008
and to the
Class I Shares Prospectus
dated January 31, 2008,
as previously supplemented on September 26, 2008

The Prospectuses are hereby supplemented as follows:

The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management.  The Fund is managed by members of the Adviser’s Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Sanjay Verma, a Managing Director of the Adviser, and Jaidip Singh, an Executive Director of the Adviser.

Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008 and began managing the Fund in December 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in 2003.

Messrs. Verma and Singh are co-managers and are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GOVTSPT 12/08

VAN KAMPEN GOVERNMENT SECURITIES FUND

Supplement dated December 1, 2008
to the
Statement of Additional Information
dated January 31, 2008,
as previously supplemented on November 26, 2008 and June 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

(1) In the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers,” the first and third paragraphs are hereby deleted.

(2) In the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers,” the following is added as the first paragraph:

As of October 31, 2008, Sanjay Verma managed 10 registered investment companies with a total of approximately $2.8 billion in assets; no pooled investment vehicles other than registered investment companies; and four other accounts with a total of approximately $207 million in assets.

(2) The section entitled “Fund Management — Securities Ownership of Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2007, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

Jaidip Singh — None.

As of November 20, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

Sanjay Verma — None.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GOVTSPTSAI 12/08